Short Term Loan (Details) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Aug. 31, 2010 Leumi L'Israel [Member]	Dec. 31, 2012 Mizrahi and Leumi L'Israel [Member]	Dec. 31, 2012 Mizrahi and Leumi L'Israel [Member] Minimum [Member]	Dec. 31, 2012 Mizrahi and Leumi L'Israel [Member] Maximum [Member]
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate			3.00%	3.50%
Short-term loan	$ 1,400	$ 4,160
Short-term Debt, Terms		The loans were each for up to twelve months and accrue interest in the range of Libor + 3%to Libor + 3.5%.